Earnings per share - Disclosure of reconciliation of basic earnings per share (Details) - EUR (€) € / shares in Units, shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Earnings per share [abstract]
Net profit attributable to owners of the parent	€ 18,596	€ 16,799	[1]	€ 14,200	[1]
Weighted average number of shares outstanding (in shares)	3,107,725	3,140,089		3,059,284
Basic earnings per share (in EUR per share)	€ 5.98	€ 5.35	[1]	€ 4.64	[1]
Net profit from continuing operations attributable to owners of the parent	€ 18,596	€ 16,799	[1]	€ 13,210	[1]
Basic earnings per share from continuing operations (in EUR per share)	€ 5.98	€ 5.35	[1]	€ 4.32	[1]
Net profit from discontinued operations attributable to owners of the parent	€ 0	€ 0		€ 990
Basic earnings per share from discontinued operations (in EUR per share)	€ 0	€ 0		€ 0.32

[1]	Share of the profit of equity method investees is included in our Operating income effective January 1, 2023. Comparatives for 2022 and 2021 have been adjusted accordingly.
Refer to Note 2, Basis of preparation for additional information